Impairment losses - Vodafone Idea (Details) ₨ / shares in Units, € in Millions, ₨ in Billions, shares in Billions		6 Months Ended	12 Months Ended
	May 13, 2019 EUR (€)	Sep. 30, 2018 EUR (€)	Mar. 31, 2019 EUR (€)	Mar. 31, 2019 INR (₨) ₨ / shares shares	Mar. 31, 2019 EUR (€) shares	Mar. 29, 2019 ₨ / shares	Sep. 30, 2018 INR (₨) ₨ / shares	Sep. 30, 2018 EUR (€)
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment losses			€ 3,525
Vodafone Idea
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment losses		€ 300
Recoverable amount				₨ 123	€ 1,600		₨ 152	€ 1,800
Share price | ₨ / shares							₨ 38.55
Ex-rights price per share | ₨ / shares						₨ 18.25
Number of new shares intended to subscribe | shares				8.8	8.8
Rights issue price per share | ₨ / shares				₨ 12.50
Recoverable amount higher than carrying value of investment					€ 200
Proportion of ownership interest in joint venture	45.20%		45.20%
Decrease to the recoverable amount calculated on 31 March 2019	€ 600
Spain
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment losses			€ 2,930
Recoverable amount					7,100
Romania
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment losses			310
Recoverable amount					700
Vodafone Idea
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment losses			€ 255
Recoverable amount					€ 1,600